Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets (Tables)	12 Months Ended
Dec. 31, 2025
Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets [Abstract]
Schedule of Provision for Credit Losses
	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Home equity loans	57,110,646)	(45,146,640)	(430,655,939)
Corporate loans	(31,271,295)	5,869,429)	(12,635,426)
Debt securities	6,209,195)	(545,807)	4,146,550
Guarantee liabilities	(149,512,430)	147,228,939	(27,160,083)
Interest and financing service fee receivables	5,020,090	(85,233,977)	3,963,683
Other assets	(64,839,204)	(127,388,384)	(18,590,628)
Total	(177,282,998)	(105,216,440)	(480,931,843)